PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013

January 24, 2014

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Global Asset Management (Americas) Inc., the fund's manager, the Trust's Board of Trustees has approved a proposal to permit UBS Global AM to allocate a portion of the fund's portfolio to other unaffiliated pooled investment vehicles, including exchange-traded funds, and index futures, effective on or about March 31, 2014. Analytic Investors, LLC, First Quadrant L.P. and Standard Life Investments (Corporate Funds) Limited, the fund's other investments advisors, continue to serve as the fund's investment advisors. These changes are described in greater detail below.

Effective on or about March 31, 2014, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 64 of the Multi-Class Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	1.30%	1.30%	1.30%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses	0.46	0.42	0.47
Miscellaneous expenses (includes administration fee of 0.10%)	0.38	0.34	0.39
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.08	0.08	0.08
Acquired fund fees and expenses[1]	0.16	0.16	0.16
Total annual fund operating expenses	2.17	2.88	1.93
Management fee waiver/expense reimbursements[2]	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	2.07	2.78	1.83

ZS-660

1  These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" will differ from those presented in the Financial highlights.

2  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through March 31, 2015 to the extent necessary to offset the cost savings to UBS Global AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Example" on page 65 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following (the existing footnote remains):

	1 year	3 years	5 years	10 years
Class A	$748	$1,183	$1,642	$2,908
Class C (assuming sale of all shares at end of period)	381	882	1,510	3,197
Class C (assuming no sale of shares)	281	882	1,510	3,197
Class Y	186	596	1,033	2,246

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 63 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution and/or service (12b-1) fees	None
Other expenses	0.44
Miscellaneous expenses (includes administration fee of 0.10%)	0.36
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.08
Acquired fund fees and expenses[1]	0.16
Total annual fund operating expenses	1.90
Management fee waiver/expense reimbursements[2]	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.80

1  These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" will differ from those presented in the Financial highlights.

2  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through March 31, 2015 to the extent necessary to offset the cost savings to UBS Global AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Example" on page 63 of the Class P Prospectus is revised by replacing the table in its entirety with the following (the existing footnote remains):

1 year	3 years	5 years	10 years
$382	$1,180	$1,996	$4,115

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal investments" on page 65 of the Multi-Class Prospectus and beginning on page 63 of the Class P Prospectus is revised by replacing the second paragraph of that section with the following:

The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund also may invest in the securities of other investment companies, including exchange-traded funds ("ETFs").

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 65 of the Multi-Class Prospectus and page 64 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, currently serves as one of the fund's investment advisors (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures) and has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's other investment advisor(s) and recommend their hiring, termination and replacement. In addition to UBS Global AM, Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") currently serve as the fund's other investment advisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Management process" beginning on page 65 of the Multi-Class Prospectus and page 64 of the Class P Prospectus is revised by adding the following as the final paragraph of that section:

UBS Global AM allocates a portion of the fund's assets primarily to unaffiliated actively- and passively-managed pooled investment vehicles, including ETFs, that it believes are suitable for return generation, risk management (e.g., increased portfolio diversification), or both. In addition, UBS Global AM may invest in index futures primarily for cash management (i.e., to obtain certain market exposures in the fund and reduce cash holdings) and risk management purposes. UBS Global AM generally invests in other unaffiliated pooled investment vehicles and index futures that have risk and return objectives that are deemed to be complementary to the other investments and strategies within the fund overall.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal risks" beginning on page 66 of the Multi-Class Prospectus and page 65 of the Class P Prospectus is revised by inserting the following paragraph at the end of the section:

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus is revised by inserting the following immediately before the final sentence of the first paragraph:

UBS Global AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Investment manager and advisors" on page 69 of the Multi-Class Prospectus and page 68 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager and one of the fund's investment advisors. In addition to UBS Global AM, Analytic Investors, First Quadrant and Standard Life Investments serve as the fund's other investment advisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Portfolio managers" on page 69 of the Multi-Class Prospectus and page 68 of the Class P Prospectus is revised by adding the following as the final bullet point of that section:

•  UBS Global AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, Gina Toth, CFA, Executive Director and Portfolio Manager, and Fred Lee, CFA, Director and Quantitative Research Manager, have been portfolio managers of the fund since March 2014.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-headed "Principal investments" on page 97 of the Multi-Class Prospectus and page 96 of the Class P Prospectus is revised by replacing the second paragraph of that section with the following:

The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund also may invest in the securities of other investment companies, including ETFs.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-headed "Management process" beginning on page 97 of the Multi-Class Prospectus and page

96 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, currently serves as one of the fund's investment advisors (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures) and has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's other investment advisor(s) and recommend their hiring, termination and replacement. In addition to UBS Global AM, Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") currently serve as the fund's other investment advisors.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-headed "Management process" beginning on page 97 of the Multi-Class Prospectus and page 96 of the Class P Prospectus is revised by replacing the second paragraph of that section with the following:

Analytic Investors, First Quadrant, Standard Life Investments and UBS Global AM employ the following portfolio management strategies:

•  Long/Short Global Equity Strategy (Analytic Investors);

•  Global Macro Strategy (First Quadrant);

•  Global Multi-Asset Strategy (Standard Life Investments); and

•  Completion Strategy (UBS Global AM).

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-headed "Management process" beginning on page 97 of the Multi-Class Prospectus and page 96 of the Class P Prospectus is revised by adding the following right before the final paragraph of that section:

Completion Strategy—UBS Global AM allocates a portion of the fund's assets primarily to other unaffiliated actively- and passively-managed pooled investment vehicles, including ETFs, that it believes are suitable for return generation, risk management (e.g., increased portfolio diversification), or both. In addition, UBS Global AM may invest in index futures primarily for cash management (i.e., to obtain certain market exposures in the fund and reduce cash holdings) and risk management purposes. UBS Global AM generally invests in other unaffiliated pooled investment vehicles and index futures that have risk and return objectives that are deemed to be complementary to the other investments and strategies within the fund overall.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-headed "Additional information about principal risks" beginning on page 100 of the Multi-Class Prospectus and page 99 of the Class P Prospectus is revised by inserting an "X" in the row labeled "Investment company risk" for PACE Alternative Strategies Investments.

The section captioned "Management" and sub-headed "Manager and investment advisors" on page 121 of the Multi-Class Prospectus is revised by replacing the second paragraph of that section with the following:

UBS Global AM selects investment advisors for the funds, subject to approval of PACE Select Advisors Trust's ("Trust") board, and reviews the performance of those investment advisors. UBS Global AM also provides investment advisory services to a portion of PACE Alternative Strategies Investments' assets (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures).

The section captioned "Management" and sub-headed "Manager and investment advisors" on page 115 of the Class P Prospectus is revised by replacing the second paragraph of that section with the following:

UBS Global AM selects investment advisors for the funds (except for PACE Money Market Investments), subject to approval of PACE Select Advisors Trust's ("Trust") board, and reviews the performance of those investment advisors. UBS Global AM also provides investment advisory services to PACE Money Market Investments and a portion of PACE Alternative Strategies Investments' assets (i.e., it allocates a portion of PACE Alternative Strategies Investments' assets to other unaffiliated pooled investment vehicles and index futures).

The section captioned "Management" and sub-headed "PACE Alternative Strategies Investments" beginning on page 133 of the Multi-Class Prospectus and page 128 of the Class P Prospectus is revised by replacing the first sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant, L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") and UBS Global AM serve as investment advisors for PACE Alternative Strategies Investments.

The section captioned "Management" and sub-headed "PACE Alternative Strategies Investments" beginning on page 133 of the Multi-Class Prospectus and page 128 of the Class P Prospectus is revised by adding the following as the final paragraphs of that section:

The portion of the fund's assets allocated to UBS Global AM is managed by its Multi-Managed Solutions ("MMS") team, part of UBS Global AM's Global Investment Solutions ("GIS") team. Mabel Lung, CFA, Gina Toth, CFA, and Fred Lee, CFA, are the portfolio managers primarily responsible for the day-to-day management of the fund's assets allocated to UBS Global AM, where UBS Global AM invests in other unaffiliated pooled investment vehicles and index futures. They have served as portfolio managers for the fund since March 2014.

Mabel Lung, CFA, has been responsible for overseeing the PACE funds since their inception in 1995. Ms. Lung has been a member the Global Investment Solutions ("GIS") team since 2005. Ms. Lung has 29 years of investment experience.

Gina Toth, CFA, joined UBS Global AM in March 2013 and is responsible for overseeing the PACE fixed income and global real estate funds. She also monitors internal UBS fixed income strategies for use within custom solutions designed by the broader GIS team. Previously, Ms. Toth worked at AllianceBernstein as a Senior Portfolio Manager in New York and Sydney from 2007 to 2012, specializing in multi-asset portfolios, asset allocation and custom solutions for the institutional, high-net worth and retail channels, encompassing both traditional and non-traditional asset classes. She also spent 14 years in New York and London as a fixed income portfolio manager of US and global portfolios.

Fred Lee, CFA, located in UBS Global AM's London office, has been heading the Portfolio Construction & Quantitative Research & Analysis team within the MMS team since January 2009. His responsibilities include overseeing and continuously improving the investment process for the MMS team. Mr. Lee joined UBS Global AM in 2006 as a Risk Analyst where he provided risk assessment and monitoring for all client portfolios using industry standard and proprietary systems. Prior to joining UBS Global AM, Mr. Lee worked as a consultant for MSCI Barra providing advice to large investment managers across Europe on the interpretation and use of risk models and analytics.

The section captioned "The funds and their investment policies" and sub-headed "PACE Alternative Strategies Investments" beginning on page 15 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments") and UBS Global AM serve as the fund's investment advisors.

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-headed "Investment management and administration agreements" beginning on page 93 of the SAI is revised by adding the following immediately before the final paragraph of that section:

Effective March 31, 2014, UBS Global AM has entered into a written fee waiver agreement with PACE Alternative Strategies Investments to waive the incremental investment advisory fees it retains due to its management of a portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures).

The section captioned "Investment advisory arrangements" and sub-headed "PACE Alternative Strategies Investments" on page 102 of the SAI is revised by replacing the first sentence of the first paragraph of that section with the following:

Under the current Advisory Agreements for this fund with Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), UBS Global AM (not the fund) pays Analytic Investors, First Quadrant and Standard Life Investments a fee based on the fund's average daily net assets that each manages (UBS Global AM receives no additional compensation from the fund for allocating a portion of its assets to other unaffiliated pooled investment vehicles and index futures).

In the section captioned "Proxy voting policies and procedures," the heading "PACE Money Market Investments—UBS Global AM" on page 118 of the SAI is replaced with the following:

PACE Money Market Investments and PACE Alternative Strategies Investments—UBS Global AM.

In the section captioned "Portfolio managers" the heading "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P. and Standard Life Investments (Corporate Funds) Limited" on page 195 of the SAI is replaced with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited and UBS Global Asset Management (Americas) Inc.

The section captioned "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited and UBS Global Asset Management (Americas) Inc." beginning on page 195 of the SAI is revised by adding the following as the final subsection of that section:

UBS Global Asset Management (Americas) Inc.

Mabel Lung, Gina Toth and Fred Lee are primarily responsible for the day-to-day management of that portion of the fund's portfolio allocated to UBS Global AM, allowing it to invest in other unaffiliated pooled investment vehicles and index futures. The following table provides information relating to other accounts managed by them as of September 30, 2013:

Mabel Lung:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	8
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gina Toth:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Fred Lee:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0	*
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Assets total less than $1 million.

Potential conflicts of interest. The management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks and fees because the portfolio managers and their team must allocate time and investment expertise across multiple accounts, including the fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code of Ethics will adequately address all such conflicts.

Compensation. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of its clients and other stakeholders.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the fund's portfolio managers, has up to three basic components—a fixed component (base salary and benefits), a variable and discretionary cash component and, for employees whose total compensation exceeds a defined threshold, a variable and discretionary deferred component. These are described in more detail below:

•  The fixed component (base salary and benefits) is set with the aim of being competitive in the industry and monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that each portfolio manager and analyst brings to their role.

•  Variable compensation is determined annually on a discretionary basis. It is correlated with the individual's financial and non-financial contribution, as assessed through a rigorous performance assessment process, and on the performance of their respective function, of UBS Global AM and of UBS as a whole. As its name implies, variable compensation is subject to change and is delivered in cash and, when over a defined total compensation threshold, deferral vehicles.

•  Variable deferred—employees may have a portion of their variable compensation deferred. Amounts deferred are delivered via two deferral vehicles—75% in the UBS Global Asset Management Equity Ownership Plan ("Global AM EOP") and 25% in the Deferred Contingent Capital Plan ("DCCP").

UBS Global AM believes that these deferral plans reinforce the critical importance of creating long-term business value, with both plans serving as alignment and retention tools.

UBS Global AM strongly believes that aligning portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm's clients. The total annual variable compensation pool available for distribution is generally dependent upon the overall profitability of UBS Group and UBS Global AM.

The allocation of the variable compensation pool to each portfolio manager may be linked to the investment performance of the fund versus its benchmark indices and, where appropriate, peer strategies, over one and three years.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution. This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.

Ownership of fund shares. As of December 31, 2013, the dollar range of equity securities in the fund beneficially owned by Mabel Lung is $10,001-$50,000; the other portfolio managers owned no shares of the fund as of that date.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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